INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Deferred tax benefit (expense)	$ (1,130)	$ 1,989	$ 777
Current taxes	(2,626)	(1,254)	(1,323)
Income tax benefit (taxes on income)	3,756	(735)	546
Domestic	(296)	(285)	(209)
Foreign	(3,460)	1,020	(337)
Income tax benefit (taxes on income)	3,756	(735)	546
Domestic taxes:
Current	(296)	(285)	(209)
Deferred
Total federal taxes	(296)	(285)	(209)
Foreign taxes:
Current	(2,330)	(969)	(1,114)
Deferred	(1,130)	1,989	777
Total foreign taxes	(3,460)	1,020	(337)
Income tax benefit (taxes on income)	$ 3,756	$ (735)	$ 546